Share-Based Compensation Expense - Summary of Unit Activity related to RSUs (Details) - $ / shares		6 Months Ended		12 Months Ended
		Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
RSUs [Member] | Predecessor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance		2,614	2,999		2,907
Granted			254		1,990
Vested			(517)		(944)
Forfeited			(121)		(954)
Ending Balance			2,614		2,999
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 6,741	$ 4,563		$ 4,785
Weighted Average Grant Date Fair Value Per Unit, Granted			28,875		4,578
Weighted Average Grant Date Fair Value Per Unit, Vested			5,459		5,374
Weighted Average Grant Date Fair Value Per Unit, Forfeited			4,527		4,491
Weighted Average Grant Date Fair Value Per Unit, Ending Balance			$ 6,741		$ 4,563
RSUs [Member] | Successor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	[1]	854,764		7,148,416
Granted	[1]	9,475,330		5,019,998
Vested	[1]	(3,014,054)		(3,053,701)
Forfeited	[1]	(167,624)		(1,348,552)
Ending Balance	[1]	7,148,416	854,764	7,766,161
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 9.91		$ 12.27
Weighted Average Grant Date Fair Value Per Unit, Granted		12.6		9.01
Weighted Average Grant Date Fair Value Per Unit, Vested		12.62		12.24
Weighted Average Grant Date Fair Value Per Unit, Forfeited		12.64		11.46
Weighted Average Grant Date Fair Value Per Unit, Ending Balance		$ 12.27	$ 9.91	$ 10.28
Performance-based RSUs [Member] | Predecessor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance		9,045	9,223		7,563
Granted			389		5,469
Forfeited			(567)		(3,809)
Ending Balance			9,045		9,223
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 4,888	$ 4,015		$ 3,350
Weighted Average Grant Date Fair Value Per Unit, Granted			24,420		4,572
Weighted Average Grant Date Fair Value Per Unit, Forfeited			2,626		3,513
Weighted Average Grant Date Fair Value Per Unit, Ending Balance			$ 4,888		$ 4,015
Performance-based RSUs [Member] | Successor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	[1],[2]	7,816,743		16,743,113
Granted	[1],[2]	9,107,424		15,816,619
Forfeited	[1],[2]	(181,054)		(2,474,009)
Ending Balance	[1],[2]	16,743,113	7,816,743	30,085,723
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 9.56		$ 11.2
Weighted Average Grant Date Fair Value Per Unit, Granted		12.63		11.76
Weighted Average Grant Date Fair Value Per Unit, Forfeited		12.51		11.9
Weighted Average Grant Date Fair Value Per Unit, Ending Balance		$ 11.2	$ 9.56	$ 11.38

[1]	These share totals include both unvested shares and restricted stock units.
[2]	PRSUs granted includes both new grants in the period as well as adjustments in the period to existing grants to account for the expected level of achievement of the performance-based vesting requirements.